Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	975,083,572.08	37,339
Yield Supplement Overcollateralization Amount 02/28/22	25,837,271.65	0
Receivables Balance 02/28/22	1,000,920,843.73	37,339
Principal Payments	39,095,523.12	750
Defaulted Receivables	657,580.13	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	24,494,844.94	0
Pool Balance at 03/31/22	936,672,895.54	36,560

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.18%
Prepayment ABS Speed	1.94%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,462,353.59	199
Past Due 61-90 days	2,029,624.94	71
Past Due 91-120 days	99,829.91	7
Past Due 121+ days	0.00	0
Total	7,591,808.44	277

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	359,319.70
Aggregate Net Losses/(Gains) - March 2022	298,260.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	0.37%
Third Prior Net Losses/(Gains) Ratio	0.04%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	10,771,738.30
Actual Overcollateralization	10,771,738.30
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	57.00

Flow of Funds	$ Amount
Collections	42,642,377.10
Investment Earnings on Cash Accounts	479.37
Servicing Fee	(834,100.70)
Transfer to Collection Account	-
Available Funds	41,808,755.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	487,541.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	9,927,215.46
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,771,738.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,283,768.52

Total Distributions of Available Funds	41,808,755.77

Servicing Fee	834,100.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	963,870,111.00
Principal Paid	37,968,953.76
Note Balance @ 04/15/22	925,901,157.24

Class A-1
Note Balance @ 03/15/22	15,670,111.00
Principal Paid	15,670,111.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	387,400,000.00
Principal Paid	22,298,842.76
Note Balance @ 04/15/22	365,101,157.24
Note Factor @ 04/15/22	94.2439745%

Class A-3
Note Balance @ 03/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	387,400,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-4
Note Balance @ 03/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	121,600,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	34,530,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	17,270,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	556,033.49
Total Principal Paid	37,968,953.76
Total Paid	38,524,987.25

Class A-1
Coupon	0.11772%
Interest Paid	1,588.48
Principal Paid	15,670,111.00
Total Paid to A-1 Holders	15,671,699.48

Class A-2
Coupon	0.35000%
Interest Paid	112,991.67
Principal Paid	22,298,842.76
Total Paid to A-2 Holders	22,411,834.43

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4842654
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.0682405
Total Distribution Amount	33.5525059

A-1 Interest Distribution Amount	0.0079424
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	78.3505550
Total A-1 Distribution Amount	78.3584974

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.5602549
Total A-2 Distribution Amount	57.8519216

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	261.46
Noteholders' Third Priority Principal Distributable Amount	454.84
Noteholders' Principal Distributable Amount	283.70

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,877,704.48
Investment Earnings	328.88
Investment Earnings Paid	(328.88)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,263,297.18	$3,215,792.29	$6,159,427.36
Number of Extensions	133	97	191
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	0.31%	0.58%